Offerings - Offering: 1	Nov. 26, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1.18
Maximum Aggregate Offering Price	$ 11,800,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,629.58
Offering Note	The proposed maximum offering price per unit is estimated solely for purposes of calculating the registration fee according to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant’s common stock quoted on the Nasdaq on November 25, 2025.